Horizons ETF Trust I

Horizons DAX Germany ETF (DAX)

Horizons NASDAQ 100® Covered Call ETF (QYLD)

Horizons S&P 500® Covered Call ETF (HSPX)

Horizons Cadence Hedged US Dividend Yield ETF (USDY)

(the “Funds”)

Supplement dated June 20, 2018 to

the Prospectus dated February 28, 2018,

as supplemented on May 2, 2018 (the “Prior Supplement”)

Effective as of the close of business June 13, 2018, Troy M. Cates and Garrett K. Paolella each no longer serve as a Portfolio Manager to the Funds. Any disclosures to the contrary in the Prospectus should be disregarded. Jonathan Molchan continues as the Portfolio Manager for each Fund.

For more information, contact the Funds at 1-844-723-8637.

This Supplement and the existing Prospectus, dated February 28, 2018, and prior Supplement, dated May 2, 2018, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and Prior Supplement have been filed with the Securities and Exchange Commission, and are incorporated by reference.